HELD-TO-MATURITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Held To Maturity Securities

The Company held the following held-to-maturity securities:

	As of December 31 2010	As of December 31 2011

Current:
Corporate notes	13,208	9,401

Sub -total	13,208	9,401

Non-current:
Corporate notes	1,558	—

Total	14,766	9,401